Subsequent Events (Details Narrative) - USD ($)	1 Months Ended					3 Months Ended	12 Months Ended
	Jun. 30, 2018	May 17, 2018	May 15, 2018	Apr. 25, 2018	Apr. 18, 2018	May 31, 2018	Feb. 28, 2018	Jul. 30, 2018	Feb. 28, 2017
Total damages awared value						$ 552,976	$ 552,976
Accrued professional fees						$ 260,900			$ 260,900
Common stock, shares issued						125,749,320	84,509,824		52,606,000
Common stock, value						$ 1,257,493	$ 845,098		$ 526,060
Minimum [Member]
Accrued professional fees							292,076
Maximum [Member]
Accrued professional fees							$ 552,976
Mr. Richard Pomije [Member]
Damages awarded, value					$ 256,488
Attorney’s fees and costs					296,488
Total damages awared value					552,976
Subsequent Event [Member] | Contractor [Member]
Common stock, shares issued								90,000
Common stock, value								$ 7,920
Subsequent Event [Member] | Triton Funds LP [Member]
Registered shares purchase, Value				$ 1,000,000
Purchase for diluted shares description				Once approved, Triton will purchase up to 5% of the Company’s fully diluted shares.
Subsequent Event [Member] | Pithia, Inc. [Member]
Investment income received			$ 2,400,000
Exchange for diluted shares, percent			10.00%
Description of investment agreement			The remaining $1,200,000 will be received 90 days from the agreement date, again in the form of RHOC cryptocurrency, as long as the Company meets certain conditions.
Future issuance of common stock shares						11,385,590
Subsequent Event [Member] | Pithia, Inc. [Member] | RHOC Cryptocurrency [Member]
Cost of investment			$ 1,200,000
Subsequent Event [Member] | Michael Cartwright [Member]
Description of employment agreement		to extend his employment term by two years to June 1, 2020.
Subsequent Event [Member] | Mr. Richard Pomije [Member]
Damages awarded, value					256,488
Attorney’s fees and costs					296,488
Total damages awared value					$ 552,976
Subsequent Event [Member] | PowerUp Lending Group [Member]
Outstanding balance of principal debt	$ 8,000
Debt instrument converted, amount	$ 50,000
Debt instrument converted, shares issued	763,001